Income Taxes - Schedule of Significant Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Components Of Deferred Tax Assets And Liabilities [Abstract]
Net operating losses and other tax carryforwards	$ 138	$ 106
Pension plan liabilities	58	126
Accrued liabilities	33	57
Foreign depreciation	13	10
Other	4	6
Total deferred tax assets	246	305
Valuation allowances	(115)	(87)
Net deferred tax assets	131	218
Accelerated depreciation	(40)	(91)
Other intangible assets	(30)	(56)
Inventories	(6)	(11)
Other	(5)	(5)
Total deferred tax liabilities	(81)	(163)
Net deferred tax assets	$ 50	$ 55